Taxes and payroll charges payable	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Taxes and payroll charges payable
22	Taxes and payroll charges payable

	12.31.2022	12.31.2021
INSS (social security contribution) (i)	30.9	27.9
IRRF (withholding tax)	11.8	8.1
PIS and COFINS	2.0	4.0
IPI (manufacturing tax)	0.7	0.7
FGTS (government employee severance indemnity fund)	3.9	3.1
Others	11.1	6.6

	60.4	50.4

Current portion	47.2	40.4
Non-current portion	13.2	10.0

(i)	Corresponds substantially to:

•
The Company is challenging in court the levy of social contributions on the prior notice, among other indemnity amounts. The partial success was confirmed in November 2017. Currently, the remaining amount involved in the discussion, regarding the prior notice established in the collective agreement and 1/3 of vacation, among other amounts, is US$ 13.0 on December 31, 2022 (US$ 9.8 on December 31, 2021).

•
The Company has a discussion to ensure the right not to pay social security contributions according to the system established by Law 12,546/2011 during the month of July 2017. On December 31, 2022, the amount involved and respectively provisioned is US$ 5.7.